Related Parties	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Related Parties
(17)	Related Parties
In January 2021, the Company paid $10,000 relating to financial advisory fees with a former related party for a contract that was entered into by the Company in December 2020. $8,250 was recognized in selling, general and administrative expenses and $1,750 was recognized as a reduction to redeemable convertible preferred stock for issuance costs in the twelve months ended December 31, 2021. No amounts were due as of December 31, 2021. In November 2021, the Company paid $34,200 relating to financial advisory fees to this former related party for services in the RTPY merger.
The Company assumed a net liability of $46,970 from the ATG acquisition for an obligation due to the former owner of ATG who is a related party of the Company subsequent to the acquisition. The net obligation was a $54,776 related party payable offset by a $7,806 related party receivable for certain services performed by the former owner of ATG on behalf of ATG, and vice versa, prior to the closing of the acquisition. The services include administering an employee equity incentive plan, shared personnel, and other centralized services. No amounts were due as of December 31, 2021.
In January 2021, the former owner of ATG made payment of $7,873 in severance to former employees of ATG which was reimbursed by the Company. Expense of $6,321 was recognized in research and development expenses and $1,552 was recognized in selling, general, and administrative expenses in the consolidated statement of operations. No amounts were due as of December 31, 2021.
The Company recognized $5,662 in the consolidated statement of operations in selling, general, and administrative expenses for the transition service agreement with the former owner of ATG. As of December 31, 2021, $540 of related party payables was recorded on the consolidated balance sheet.
In December 2021, the Company made withholding tax payments for equity compensation for former employees of ATG and recorded a $10,726 receivable as of December 31, 2021 for amounts to be reimbursed by the former owner of ATG.